UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	March 6, 2002

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   14
Form 13F Information Table Value Total:	$212,881


FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
CANADIAN NAT RES LTD	        COM 	136385101    8835	     319,100    SOLE     319,100
COFLEXIP				  SP ADR    192384105    7746      123,200    SOLE     123,200
DIAMOND OFFSHORE DRILLING INC   COM       25271C102    6480      162,000    SOLE     162,000
EVERGREEN RES INC               COM       299900308    9289      240,495    SOLE     240,495
GULF CANADA RES LTD             COM       40218L305   20268    3,971,265    SOLE   3,971,265
GULF INDONESIA RES LTD          COM       402284103   10239    1,099,500    SOLE   1,099,500
MARINE DRILLING COS             COM       568240204    9817      367,000    SOLE     367,000
PRIDE INTL INC DEL              COM       74153Q102    6895      280,000    SOLE     280,000
ROWAN COS INC                   COM       779382100    8154      302,000    SOLE     302,000
SANTA FE INTL CORP              COM	      G7805C108   11318      353,000    SOLE     353,000
STOLT OFFSHORE S A              SP ADR    861567105    6751      621,700    SOLE     621,700
			              REG COM
SUNCOR ENERGY INC               COM       867229106    9056      354,400    SOLE     354,400
TALISMAN ENERGY INC             COM       87425E103   40316    1,087,759    SOLE   1,087,759
TESCO CORP                      COM       88157K101   57717    5,464,050    SOLE   5,464,050
